Note 16 - Stock-based Compensation Plans (Details) - Summary of Option Activity - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Summary of Option Activity [Abstract]
Number of Stock Options Outstanding	953,264	1,139,853
Weighted-Average Exercise Price	$ 6.33	$ 4.39
Weighted-Average Remaining Contractual Life (years)	3 years 6 months	2 years 6 months
Aggregate Intrinsic Value	$ 10.6
Vested or expected to vest at January 31, 2016	450,589
Vested or expected to vest at January 31, 2016	$ 8.18
Vested or expected to vest at January 31, 2016	3 years 6 months
Vested or expected to vest at January 31, 2016	$ 5.0
Exercisable at January 31, 2016	292,811
Exercisable at January 31, 2016	$ 6.54
Exercisable at January 31, 2016	2 years 219 days
Exercisable at January 31, 2016	$ 3.7
Granted		215,000
Granted		$ 13.77
Exercised	(37,500)	(220,138)
Exercised	$ 4.18	$ 3.49
Surrendered for Shares	(446,875)	(175,000)
Surrendered for Shares	$ 2.59	$ 4.53
Forfeited		(6,451)
Forfeited		$ 5.72
Number of Stock Options Outstanding	468,889	953,264
Weighted-Average Exercise Price	$ 8.25	$ 6.33
Aggregate Intrinsic Value	$ 5.2	$ 10.6